Financial Risk Management - Schedule of Maturity Analysis of Contract Obligation for the Construction of the Newbuilds Vessels (Details) - Liquidity risk € in Millions, $ in Millions	Dec. 31, 2025 USD ($)	Dec. 31, 2025 EUR (€)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 EUR (€)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 EUR (€)
Financial risk management
Total obligations		€ 462		€ 1,395		€ 1,385
USD
Financial risk management
Total obligations	$ 496	422	$ 1,342	1,290	$ 1,341	1,211
Euro
Financial risk management
Total obligations		40		105		174
Less than 1 year
Financial risk management
Total obligations		296		691		365
Less than 1 year | USD
Financial risk management
Total obligations	301	256	651	626	328	296
Less than 1 year | Euro
Financial risk management
Total obligations		40		65		69
Between 1 and 2 years
Financial risk management
Total obligations		166		516		851
Between 1 and 2 years | USD
Financial risk management
Total obligations	195	166	496	476	833	752
Between 1 and 2 years | Euro
Financial risk management
Total obligations		0		40		99
Between 2 and 5 years
Financial risk management
Total obligations		0		188		169
Between 2 and 5 years | USD
Financial risk management
Total obligations	$ 0	0	$ 195	188	$ 180	163
Between 2 and 5 years | Euro
Financial risk management
Total obligations		€ 0		€ 0		€ 6